Pilgrim America Prime Rate Trust



                              FIRST QUARTER REPORT
                                  May 31, 1996

                        Pilgrim America Prime Rate Trust


                              FIRST QUARTER REPORT

                                  May 31, 1996

                            ------------.-----------

                                Table of Contents

          Letter to Shareholders....................................  2
          Shareholder Letter Footnotes..............................  5
          Statistics and Performance................................  6
          Performance Footnotes.....................................  8
          Additional Notes and Information..........................  9
          Portfolio of Investments.................................. 12
          Fund Advisor and Agents................................... 21

                             -----------.-----------


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

During the first quarter ended May 31, 1996, Pilgrim America Prime Rate Trust (the "Trust") continued to meet its objective of generating a high level of current income while preserving capital.

PERFORMANCE

Distributions to shareholders during the quarter totaled $.20 per share, providing a distribution rate of 8.39% based on the average dividend adjusted month end NAV and 8.32% based on the average month end market price of the Trust's common stock.(1) This compares favorably with the prime lending rate of large commercial banks for their best customers which was 8.25% during the quarter.

The Trust maintained its strong performance position in relation to its peers as measured by Lipper Analytical Services, Inc. The Trust ranks first as measured by NAV total return for the one, three and five year measurement periods ended May 31, 1996. The Trust was rated among a total of seven, six and five funds for the one, three and five year periods, respectively.(2)

For the three and five year periods ended May 31, 1996, the Trust had a five star and a four star Morningstar risk-adjusted performance rating, respectively, when rated among 87 and 63 taxable bond funds. The Trust's overall rating through May 31, 1996 is four stars. Morningstar ranks funds' risk on a percentile scale of 1 (lowest) to 100 (highest). The Trust's risk scores for the three and five year periods place the Trust among the top 1% out of 30 and 25 Corporate Bond - General funds and the entire universe of 469 and 305 closed-end funds as of May 31, 1996.(3)

FIRST QUARTER HIGHLIGHTS

On May 2, 1996, Trust shareholders approved the recommendation of management and the Trustees to borrow up to 33 1/3% of net assets, including borrowings, primarily to acquire additional income producing investments. On May 10, 1996, the Trust entered into an agreement to borrow up to $215 million from a syndicate of major banks led by Bank of America. Subsequently, the maximum borrowing limit was increased to $255 million and, by agreement, it can be increased further to $285 million. This four year revolving credit facility has been designed to provide a spread on borrowings and


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

approximate the other terms of the Trust's senior loan interests. The Trust's borrowing rate under this loan agreement is .50% over LIBOR, or if lower, the federal funds rate. The Trust also will pay a .125% fee for any amount unborrowed. Management of the Trust does not intend to borrow unless it believes that shareholders will receive a return which exceeds both the costs of borrowing and the management fee to be paid to the portfolio manager for managing the assets acquired with borrowing proceeds. The Trust expects to begin borrowing under the new revolving loan agreement in June and gradually increase borrowings to acquire additional senior loan interests during July and August as appropriate opportunities arise. An additional benefit immediately available to the Trust as a result of entering into the loan agreement is the ability to substitute unused available borrowings in place of Trust assets previously set aside in short term investments to satisfy unfunded credit commitments. These previously set aside assets now can be productively invested in senior loan interests.

During the period, declines and increases in the value of portfolio investments and the Trust's strong secondary market performance combined to result in no change in the Trust's NAV. While the NAV remained stable, the market price of the Trust's shares increased. At the beginning of the quarter, NAV was $9.61 and the Trust's shares price was $9.375, a market discount of 2.45%. On May 31, 1996, NAV was $9.61 and the Trust's shares closed at $9.625, a premium of 0.16%. The average market price discount of the Trust's shares compared to NAV was a low 1/2 of 1% during the quarter. We believe the narrowing of the market discount is attributable, in part, to the growing confidence of financial planners, brokers and shareholders in the stable credit quality of senior loan interests generally. Also, increased retail interest in the Trust and similar funds has provided strong market support for Trust shares.

Among the Trust's new commitments are Ralph's Grocery Company, Simmons Company, Packard Bell Electronics, Inc. Glenoit Mills, Inc., and Softworld Services. During the quarter, sales or repayments included Mary Kay Cosmetics, Inc. VSI Corp., Silgan Corp., and Crown Paper Co.

Non-performing senior loans amounted to 1.93% of net assets at May 31, 1996, compared to 1.58% at February 29, 1996. Trust borrowers generally are meeting their operating and financial objectives and as a result management believes that credit quality of the Trust's assets is satisfactory. Management will continue to vigorously work to reduce non-performing senior loan interests.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

OUTLOOK

The outlook for interest rates continues to be relatively stable. It is our belief based on the continued moderate strength of the economy, high capacity utilization rates, firm commodity prices and relatively low unemployment, that any movement in interest rates over the next few month is likely to be upward. The interest rates on the Trust's senior loan interests will adjust as short term rates change. Although the Trust's yield will change periodically, the value of the Trust's assets generally will be unaffected as a result of interest rate changes.

The  supply  of  senior  loan  interests  has  remained   relatively   constant.
Competition from a growing number of new investors, however, has continued to put downward pressure on yields.

The entire Trust management team is grateful to you for your support. As always, we look forward to your comments and questions.



                                       Sincerely,


                                       /s/ Howard Tiffen
                                       Howard Tiffen
                                       Senior Vice President and
                                       Senior Portfolio Manager
                                       Pilgrim America Investments, Inc.
                                       June 11, 1996


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------

(1) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value or the NYSE closing price, as applicable at the end of the period.

(2) Lipper Analytical Services, Inc. ranked the Trust for total return, without deducting sales charges and assuming reinvestment of all dividends and capital gains distributions.

(3) Morningstar's taxable bond fund category includes Corporate Bond-General, Government Bond, International Bond and Multisector Bond funds. On Morningstar's risk-adjusted performance rating system, funds falling into the top 10% of all funds within their category are awarded five stars and funds in the next 22.5% receive four stars. Morningstar ratings are calculated from the fund's three, five and ten-year returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The ratings are subject to change every month. Morningstar ranks funds within the Corporate Bond - General category and the closed end universe for risk for the three, five and ten year periods based upon their downside volatility compared to a 90-day Treasury bill.

     Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

     The views expressed in this report reflect those of the portfolio manager, only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1996
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

     Net Assets                                            $864,424,625
     -------------------------------------------------------------------
     Assets Invested in Senior Loan Interests             $843,182,432*
     -------------------------------------------------------------------
     Total Number of Senior Loan Interests                           92
     -------------------------------------------------------------------
     Average Amount Outstanding per Loan                     $9,165,026
     -------------------------------------------------------------------
     Total Number of Industries                                      28
     -------------------------------------------------------------------
     Quarterly Portfolio Turnover Rate                           23.51%
     -------------------------------------------------------------------
     Average Loan Amount per Industry                       $30,113,658
     -------------------------------------------------------------------
     Weighted Average Days to Interest Rate Reset               39 days
     -------------------------------------------------------------------
     Average Loan Maturity                                    64 months
     -------------------------------------------------------------------
     Average Age of Loans Held in Portfolio                   12 months
     -------------------------------------------------------------------

     *Includes loans and other debt received through restructures



           TOP 10 INDUSTRIES AS A                     TOP 10 SENIOR
               % OF NET ASSETS                  LOAN INTERESTS HOLDINGS
                                                  AS A % OF NET ASSETS

     Diversified Manufacturing     11.2%   Riverwood International Corp.    3.5%
     Food Stores                    6.8%   Aviall, Inc.                     2.8%
     Media/Broadcast                6.7%   Pullman Company                  2.5%
     Paper Products                 6.3%   Sky Chef's International, Inc.   2.3%
     Aerospace Products & Services  6.2%   Graco Children's Products, Inc.  2.3%
     Electronic Equipment           4.9%   Liberty House, Inc.              2.3%
     Industrial Equipment           4.6%   MTF Acquisition Corp.            2.3%
     Industrial Services            4.6%   Titanium Metals, Inc.            2.3%
     Metal Products                 4.4%   ICON Health & Fitness Co.        2.0%
     Industrial Chemicals           3.3%   Star Markets Co., Inc.           1.9%


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of May 31, 1996
--------------------------------------------------------------------------------

                               DISTRIBUTION RATES

The following table sets forth the Trust's monthly dividend performance which is summarized quarterly.

                                       SEC 30-Day   SEC 30-Day     Annualized       Annualized
                              Prime     Yield at     Yield at     Distribution     Distribution
        Quarter-ended         Rate       NAV(A)       MKT(A)     Rate at NAV(B)   Rate at MKT(B)
        ----------------------------------------------------------------------------------------
        August 31, 1995       8.75%      10.01%       10.61%         8.92%            9.45%
        ----------------------------------------------------------------------------------------
        November 30, 1995     8.75%       9.17%        9.59%         9.02%            9.43%
        ----------------------------------------------------------------------------------------
        February 29, 1996     8.25%       8.08%        8.17%         8.47%            8.57%
        ----------------------------------------------------------------------------------------
        May 31, 1996          8.25%       8.26%        8.24%         8.45%            8.44%
        ----------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
 (assuming rights were exercised and excluding sales charge and commission)(C,D)

                                                    NAV               MKT
     -----------------------------------------------------------------------
     Year to Date                                  3.18%             5.60%
     -----------------------------------------------------------------------
     1 Year                                        8.79%            17.06%
     -----------------------------------------------------------------------
     3 Years                                       8.14%            10.06%
     -----------------------------------------------------------------------
     5 Years                                       7.75%(G)           N/A
     -----------------------------------------------------------------------
     Since Trust Inception(E)                      8.58%(G)           N/A
     -----------------------------------------------------------------------
     Since Initial Trading on NYSE(F)              N/A              10.82%
     -----------------------------------------------------------------------
                       See performance footnotes on page 8


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing the dividends declared in each month and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual total returns on an NAV basis assuming rights were exercised with a 3% sales charge through May 31, 1996 were 7.09% and 8.17% for the five-year and since inception periods, respectively. The average annual total returns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. The offering was completed on January 27, 1995.

(E)  Inception Date - May 12, 1988.

(F)  Initial Trading on NYSE - March 9, 1992.

(G)  Reflects Partial Waiver of Fees.

     Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

ANNUAL MEETING

A special meeting of shareholders was held at the offices of the Trust on May 2, 1996. A brief description of each matter voted upon as well as the voting results are outlined below:

                                               Shares
                              Shares        voted against      Shares         Broker
                             voted for       or withheld     abstained       non-vote       Total
                             ---------       -----------     ---------       --------       -----

I.   Proposal for the election of Trustees:

     Mary A. Baldwin         53,657,033        292,252           --             --       53,949,285
     Al Burton               53,654,944        294,341           --             --       53,949,285
     Bruce S. Foerster       53,654,543        294,742           --             --       53,949,285
     Jock Patton             53,655,383        293,902           --             --       53,949,285
     Robert W. Stallings     53,657,233        292,052           --             --       53,949,285

II.  Approval of an amendment to the Trust's fundamental  investment policies to expand its ability to engage in borrowing  transactions to the extent permitted under the Investment  Company Act of 1940, as amended:

                             39,452,612      4,345,127      3,641,723      6,509,823     53,949,285

III. Approval of an  amendment to the  Investment  Management  Agreement  between the Trust and its
     Investment  Manager to provide that the Trust pay the  Investment  Manager at the current rate schedule  based on an expanded base of assets - the Trust's  average daily net assets plus the proceeds of any outstanding borrowings:

                             37,500,301      5,903,416      4,035,745      6,509,823     53,949,285

IV.  Ratification  of KPMG Peat  Marwick LLP as  independent  auditors for the Trust for the fiscal year ending February 28, 1997:

                             50,669,305        622,761      2,657,219           --       53,949,285

V.   Approval to transact such other  business as may properly  come before the special  meeting of shareholders or any adjournments thereof:

                             49,034,353      1,336,844      3,578,088           --       53,949,285


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim America Prime Rate Trust Account Services
c/o Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4424

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account information or other information, at 1-800-331-1080.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Trust shareholders are paid distributions in cash unless they elect to reinvest the payments in additional shares of the Trust, at reduced brokerage commissions, pursuant to the Dividend Reinvestment and Cash Purchase Plan. This Plan also allows shareholders to make periodic cash purchases. For a copy of the Plan, or for more information, contact our Shareholder Service Department at 1-800-331-1080.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's name changed to Pilgrim America Prime Rate Trust and its cusip number changed to 720906 10 6 effective April 12, 1996. The Trust's NAV and market price are published weekly under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

KEY FINANCIAL DATES - Calendar 1996 Dividends

     DECLARATION DATE               EX-DATE                     PAYABLE DATE

     January 31                     February 8                  February 23
     February 29                    March 7                     March 21
     March 29                       April 3                     April 18
     April 30                       May 8                       May 22
     May 31                         June 6                      June 20
     June 28                        July 3                      July 18
     July 31                        August 8                    August 22
     August 30                      September 5                 September 19
     September 30                   October 8                   October 23
     October 31                     November 7                  November 22
     November 29                    December 5                  December 19
     December 20                    December 27                 January 13, 1997

     Record date will be two business days after each Ex-Date.
     These dates are subject to change.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                         SENIOR LOAN INTERESTS: 97.5%*
Principal
 Amount                                                                                                Value
---------                                                                                              -----
                         (Dollar weighted portfolio interest reset period is 39 days)

                   Aerospace Products & Services: 6.2%
                   Aviall, Inc. (aircraft parts distributor)
$24,110,909          Term Loan B, maturing November 2000                                            $24,110,909
                   Dallas Airmotive, Inc. (aircraft engine maintenance)
  8,000,000          Term Loan B, maturing March 2001                                                 8,000,000
                   Grimes Aerospace Corp. (aerospace products)
  2,477,291          Revolver, maturing December 1999                                                 2,440,131
 14,083,026          Term Loan, maturing December 1999                                               13,871,781
                   Gulfstream Delaware Corp. (aircraft manufacturer)
  5,000,000          Term Loan, maturing March 1998                                                   5,000,000
                                                                                                   ------------
                                                                                                     53,422,821
                                                                                                   ------------
                   Apparel Products: 2.0%
                   Butterick Pattern Co. (sewing aids)
  1,077,706 (1)      Term Loan, matured May 1996                                                        646,624
                   Humphreys, Inc. (belts and personal leather goods)
  6,965,000          Term Loan B, maturing November 2003                                              6,965,000
                   Scovill Fasteners (metal fasteners for apparel products)
  9,958,303          Term Loan B, maturing January 2003                                               9,958,303
                                                                                                   ------------
                                                                                                     17,569,927
                                                                                                   ------------
                   Communications: 1.2%
                   Shared Technologies, Inc. (communication services)
 10,000,000          Term Loan B, maturing March 2003                                                10,000,000
                                                                                                   ------------
                   Construction Products and Services: 2.9%
                   MTF Acquisition Corp. (paint and coating products)
 19,500,000          Term Loan, maturing November 2002                                               19,500,000
                   The Presley Companies (homebuilder)
  4,000,000          Revolver, maturing May 1997                                                      4,000,000
                   United Building Materials, Inc. (stone and concrete products)
  1,986,693          Term Loan, maturing December 1999                                                1,937,026
                                                                                                   ------------
                                                                                                     25,437,026
                                                                                                   ------------
                   Container Products: 1.2%
                   Reid Plastics, Inc. (plastic bottle manufacturer)
 10,000,000          Term Loan B, maturing January 2002                                              10,000,000
                                                                                                   ------------
                   Diversified Manufacturing: 11.2%
                   Cambridge Industries, Inc. (automotive plastics)
  5,701,997          Term Loan B, maturing May 2002                                                   5,701,997


                             Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Diversified Manufacturing (continued)
                   Cambridge Industries, Inc. (continued)
 $6,414,682          Term Loan C, maturing November 2003                                             $6,414,682
  2,850,985          Term Loan D, maturing May 2004                                                   2,850,985
                   Graco Children's Products, Inc. (juvenile products)
 19,850,000          Term Loan B, maturing June 2003                                                 19,850,000
                   The Hawk Group (metal products and fabrication)
 13,994,250          Term Loan B, maturing June 2002                                                 13,994,250
                   KDI Corp. (defense and leisure products)
    521,042 @(2)     Term Loan A, maturing December 1996                                                325,652
     13,187 @(2)     Term Loan B, maturing December 1996                                                 13,187
                   Pullman Company (transportation, industrial products)
  3,994,719          Revolver, maturing December 1999                                                 3,994,719
 15,430,642          Term Loan A, maturing December 1999                                             15,430,642
  2,580,600          Term Loan B, maturing December 1999                                              2,580,600
                   Rowe International, Inc. (vending machine, jukebox and currency changer)
    900,000          Revolver, maturing December 1996                                                   900,000
  7,375,000          Term Loan C, maturing December 1996                                              6,121,250
                   Spalding & Evenflo Companies, Inc. (sporting goods, juvenile products)
  7,955,056          Term Loan B, maturing October 2002                                               7,955,056
                   Worldwide Sports & Recreation Corp. (optics, airguns & sports products)
 10,977,600          Term Loan B, maturing March 2001                                                10,703,160
                                                                                                   ------------
                                                                                                     96,836,180
                                                                                                   ------------
                   Diversified Services/Entertainment: 2.9%
                   AMF Group (bowling centers and equipment)
  7,169,811          Term Loan A, maturing May 2003                                                   7,241,509
  2,830,189          Term Loan B, maturing May 2004                                                   2,858,491
                   Bankers Systems, Inc, (compliance services to banking industry)
  6,912,500          Term Loan B, maturing November 2002                                              6,912,500
                   Staff Capital, L.P. (payroll and human resource services)
  8,280,000          Term Loan, maturing December 1999                                                8,280,000
                                                                                                   ------------
                                                                                                     25,292,500
                                                                                                   ------------
                   Electrical Equipment: 1.1%
                   Merkle-Korff Industries (custom industrial electric motors)
  9,930,556          Term Loan B, maturing March 2003                                                 9,930,556
                                                                                                   ------------
                   Electronic Equipment: 4.9%
                   Details, Inc. (prototype circuit boards)
  7,000,000          Term Loan A, maturing February 2001                                              7,000,000


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Electronic Equipment (continued)
                   Dictaphone Acquisition, Inc. (dictation and recording equipment)
$12,500,000          Term Loan B, maturing June 2002                                                $12,500,000
                   Elgar Electronics (electronic testing equipment)
  5,000,000          Term Loan B, maturing March 2003                                                 5,000,000
                   Intesys Technologies, Inc. (contract engineering and manufacturing)
  8,780,488          Term Loan B, maturing December 2001                                              8,780,488
                   K-Tec Holdings (telephone and communications equipment)
  3,485,634          Term Loan B, maturing March 2004                                                 3,485,634
  3,983,824          Term Loan C, maturing March 2004                                                 3,983,824
                   Packard Bell Electronics, Inc. (personal computer manufacturer)
  1,507,691          Revolver, maturing April 1997                                                    1,507,691
                                                                                                   ------------
                                                                                                     42,257,637
                                                                                                   ------------
                   Food/Tobacco Products and Services: 1.6%
                   Bumble Bee Seafoods, Inc. (canned seafood)
  2,562,500          Term Loan A, maturing July 1996                                                  2,562,500
  3,750,000          Term Loan B, maturing July 1996                                                  3,750,000
                   Edward's Baking Co. (food service bakery)
  4,488,750          Term Loan B, maturing September 2002                                             4,488,750
                   Liggett Group Inc. (tobacco products)
  2,500,000          Revolver, maturing March 1997                                                    2,500,000
                   Tom's Foods, Inc. (snack foods)
  2,162,262 (1)      Term Loan, maturing December 1998                                                  864,905
                                                                                                   ------------
                                                                                                     14,166,155
                                                                                                   ------------
                   Food Distribution: 1.2%
                   Rykoff-Sexton (food distributor)
  6,756,757          Term Loan B, maturing October 2002                                               6,756,757
  3,243,243          Term Loan C, maturing October 2002                                               3,243,243
                                                                                                   ------------
                                                                                                     10,000,000
                                                                                                   ------------
                   Food Stores: 6.8%
                   Dominick's Finer Foods, Inc. (Chicago area supermarkets)
  6,218,074          Term Loan C, maturing March 2003                                                 6,233,619
  6,218,074          Term Loan D, maturing September 2003                                             6,233,619
                   New Almac's Inc. (formerly Almac's, Rhode Island supermarkets)
  1,000,000 @(3)     Senior Unsecured Note, maturing August 1997                                        390,000
     40,313 @(3)     Senior Unsecured Note, maturing August 1997                                         15,722
                   Ralph's Grocery Co. (Southern California supermarkets)
  4,984,323          Term Loan B, maturing June 2002                                                  4,998,176
  4,987,266          Term Loan C, maturing June 2003                                                  5,001,126
  4,986,838          Term Loan D, maturing February 2004                                              5,000,698


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Food Stores (continued)
                   Smith's Food & Drug Co. (western states supermarkets)
 $5,000,000          Term Loan B, maturing November 2003                                             $5,000,000
  5,000,000          Term Loan C, maturing November 2004                                              5,000,000
  5,000,000          Term Loan D, maturing August 2005                                                5,000,000
                   Star Markets Co., Inc. (Boston area supermarktes)
 16,332,895          Term Loan B, maturing December 2001                                             16,332,895
                                                                                                   ------------
                                                                                                     59,205,855
                                                                                                   ------------
                   Furniture & Garden Products: 1.2%
                   Interco (furniture)
  2,975,000          Term Loan B, maturing March 2003                                                 2,975,000
                   Simmons Company (mattress manufacturer)
  7,000,000          Term Loan B, maturing March 2003                                                 7,000,000
                                                                                                   ------------
                                                                                                      9,975,000
                                                                                                   ------------
                   General Merchandise Retailing: 3.2%
                   Liberty House, Inc. (Hawaiian department store chain)
 19,850,000          Term Loan B, maturing June 2002                                                 19,850,000
                   Saks and Company (general merchandise retailer)
  1,413,481          Term Loan A. maturing June 1998                                                  1,413,481
  4,205,313          Term Loan B, maturing June 2000                                                  4,205,313
  2,182,887          Term Loan B3, maturing June 2000                                                 2,182,887
                                                                                                   ------------
                                                                                                     27,651,681
                                                                                                   ------------
                   Health Care Services: 2.8%
                   Covenant Care, Inc, (long-term healthcare facilities)
  4,865,385          Term Loan, maturing June 1999                                                    4,865,385
    568,980          Bridge Loan, maturing March 1997                                                   568,980
                   H.E.C. Investments, Inc. (health club operator)
  7,000,000          Term Loan B, maturing December 2000                                              7,000,000
                   Medical Specialities (home healthcare equipment leasing)
  2,933,824          Term Loan A, maturing December 2001                                              2,933,824
  5,486,250          Term Loan B, maturing December 2001                                              5,486,250
                   Mediq/PRN Life Support Inc. (hospital equipment leasing)
  3,501,149          Term Loan, maturing September 1998                                               3,501,149
                                                                                                   ------------
                                                                                                     24,355,588
                                                                                                   ------------
                   Health & Beauty Products: 3.2%
                   ICON Health & Fitness Co. (exercise equipment)
 17,437,500          Term Loan B, maturing November 2001                                             17,437,500
                   Revlon Inc. (cosmetics manufacturer)
 10,000,000          Term Loan, maturing March 1999                                                  10,000,000
                                                                                                   ------------
                                                                                                     27,437,500
                                                                                                   ------------


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Industrial Chemicals: 3.3%
                   Cedar Chemical Corp. (specialized chemicals)
 $9,250,000          Term Loan B, maturing October 2003                                              $9,250,000
                   Fiberite, Inc. (plastic composite manufacturer)
  8,967,857          Term Loan B, maturing December 2001                                              8,967,857
                   National Propane Inc. (propane distribution)
  9,916,667          Term Loan B, maturing June 2002                                                  9,916,667
                                                                                                   ------------
                                                                                                     28,134,524
                                                                                                   ------------
                   Industrial Equipment: 4.6%
                   Calmar (non-aerosol fluid dispensing systems)
  2,842,857          Term Loan A, maturing September 2003                                             2,842,857
  2,132,143          Term Loan B, maturing March 2004                                                 2,132,143
                   Graphic Controls Corp, (industrial and medical charts)
  9,979,439          Term Loan B, maturing September 2003                                             9,979,439
                   Intermetro Industries Inc. (storage and material transport products)
  4,061,285          Term Loan B, maturing June 2001                                                  4,061,285
    457,212          Term Loan C, maturing December 2002                                                457,212
                   Jackson Products, Inc. (industrial safety equipment manufacturer)
  4,973,913          Term Loan B, maturing September 2002                                             4,973,913
  4,975,000          Term Loan C, maturing September 2003                                             4,975,000
                   Newflo Corporation (pump and valve manufacturer)
    717,240          Term Loan, maturing February 1998                                                  717,240
                   Schrader, Inc. (fluid/air control valve manufacturer)
  9,964,286          Term Loan B, maturing November 2002                                              9,964,286
                                                                                                   ------------
                                                                                                     40,103,375
                                                                                                   ------------
                   Industrial Services: 2.8%
                   Clean Harbors, (environmental services)
 14,500,000          Term Loan, maturing May 2000                                                    14,500,000
                   Primeco, Inc. (equipment rental)
  9,920,000          Term Loan maturing December 2000                                                 9,920,000
                                                                                                   ------------
                                                                                                     24,420,000
                                                                                                   ------------
                   Media/Broadcast: 6.7%
                   Eller Media Company (outdoor advertising)
  7,250,000          Term Loan B, maturing December 2003                                              7,250,000
                   Frontier Vision (cable television)
 10,000,000          Term Loan B, maturing June 2005                                                 10,000,000
                   Maryland Cable (cable television)
  4,963,526          Term Loan A, maturing December 2002                                              4,963,526
  7,788,206          Term Loan B, maturing December 2002                                              7,788,206


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Media/Broadcast (continued)
                   Metro-Goldwyn-Mayer, Inc. (film library)
$10,000,000          Term Loan, maturing April 1997                                                 $10,000,000
                   Orion Pictures Corp, (motion picture distributor)
  7,911,111          Term Loan, maturing December 2000                                                7,911,111
                   Phoenix Associates Inc. (cable television)
  9,916,667          Term Loan B, maturing December 1999                                              9,916,667
                                                                                                   ------------
                                                                                                     57,829,510
                                                                                                   ------------
                   Metal Products: 4.4%
                   GS Technologies (metal products fabricator)
  9,950,000          Term Loan, maturing September 2002                                               9,950,000
                   National Refractories Inc. (kiln lining materials)
    800,000          Term Loan A, maturing September 1999                                               800,000
  5,000,000          Term Loan B, maturing September 1999                                             5,000,000
                   Titanium Metals, Inc. (metal smelter)
  9,500,000          Term Loan A, maturing December 1996                                              9,500,000
 10,000,000          Term Loan B, maturing December 1996                                             10,000,000
                   Triangle Wire and Cable Inc. (metal products fabricator)
  3,250,000          Revolver, maturing April 1997                                                    3,250,000
                                                                                                   ------------
                                                                                                     38,500,000
                                                                                                   ------------
                   Miscellaneous Companies: 2.7%
                   Cobblestone Golf Group, Inc. (golf course owner/operator)
 10,022,221          Term Loan, maturing September 2001                                              10,022,221
                   Dade International (medical testing equipment manufacturer)
  4,254,545          Term Loan B, maturing December 2002                                              4,254,545
  5,254,545          Term Loan C, maturing December 2003                                              4,254,545
  4,490,910          Term Loan D, maturing December 2004                                              4,490,910
                   General Acquatics, Inc. (swimming pool manufacturer)
    263,291          Term Loan, maturing June 2000                                                      263,291
                                                                                                   ------------
                                                                                                     23,285,512
                                                                                                   ------------
                   Paper Products: 6.3%
                   Ampad Corp. (office supplies)
  6,500,000          Term Loan B, maturing October 2002                                               6,500,000
  4,500,000          Term Loan C, maturing October 2003                                               4,500,000
  4,000,000          Term Loan D, maturing April 2004                                                 4,000,000
                   Mail-Well Corp, (envelopes and specialty printing)
  7,027,704          Term Loan B, maturing July 2003                                                  7,027,704
                   Riverwood (packaging and paper products)
  5,000,000          Term Loan A, maturing February 2003                                              5,000,000
 17,857,143          Term Loan B, maturing February 2004                                             17,857,143


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Paper Products (continued)
                   Riverwood (continued)
 $7,142,857          Term Loan C, maturing August 2004                                               $7,142,857
                   Supremex, Inc. (Canadian envelope manufacturer)
  2,850,683          Term Loan B, maturing July 2003                                                  2,850,683
                                                                                                   ------------
                                                                                                     54,878,387
                                                                                                   ------------
                   Publishing and Information Services: 3.2%
                   NBC Acquisition (wholesale and retail textbooks)
  7,480,000          Term Loan B, maturing August 2003                                                7,480,000
                   Pierce Leahy Corp. (document storage)
  3,000,000          Term Loan B, maturing September 2002                                             3,000,000
  7,000,000          Term Loan C, maturing September 2003                                             7,000,000
                   Softworld Services (software fulfillment services)
  5,000,000          Term Loan A, maturing June 2000                                                  5,000,000
  5,000,000          Term Loan B, maturing June 2001                                                  5,000,000
                                                                                                   ------------
                                                                                                     27,480,000
                                                                                                   ------------
                   Restaurants: 2.6%
                   America's Favorite Chicken Co. (food service franchisor)
 12,884,853          Term Loan B, maturing November 1998                                             12,884,853
                   Friendly's Ice Cream Company (Northeastern restaurant chain)
    581,489          Revolver, maturing May 1998                                                        505,895
  5,212,343          Term Loan, maturing May 1998                                                     4,534,738
                   Long John Silvers Inc. (quick service seafood restaurant chain)
  4,195,100          Term Loan B, maturing September 1997                                             4,195,100
    176,693          Term Loan (PIK Note), maturing September 1997                                      176,693
                                                                                                   ------------
                                                                                                     22,297,279
                                                                                                   ------------
                   Specialty Retailing: 3.2%
                   American Blind & Wallpaper (home furnishings retailer)
    851,023          Term Loan, maturing June 1996                                                      851,023
                   Camelot Music, Inc, (music stores)
  4,844,340 (1)      Term Loan B, maturing February 2002                                              3,148,821
                   Color Tile, Inc. (home improvement retailer)
 11,937,673 (3)      Term Loan A, maturing December 1998                                              5,461,867
  8,034,885 (3)      Term Loan C. maturing December 1998                                              6,186,861
    634,478 (3)      Revolver, maturing December 1996                                                   634,478
                   M & H Drugs, Inc. (Midwestern retail drugstores)
  2,484,184          Term Loan, maturing December 1997                                                2,422,080
                   Murray's Discount Auto Parts (auto parts retailer)
  8,846,918          Term Loan B, maturing September 2001                                             8,846,918
                                                                                                   ------------
                                                                                                     27,552,048
                                                                                                   ------------


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   Textile & Leather Products: 1.2%
                   Glenoit Mills, Inc. (specialty and decorative fabrics)
$10,000,000          Term Loan B, maturing March 2003                                               $10,000,000
                                                                                                   ------------

                   Transportation: 2.9%
                   Cruise Ship L.L.C. (cruise ship operator)
  5,250,000          Term Loan maturing July 2001                                                     5,250,000
                   Sky Chef's International, Inc. (airline food service)
 19,695,576          Term Loan B, maturing September 2001                                            19,695,576
    217,795          Term Loan C, maturing September 2003                                               217,795
                                                                                                   ------------
                                                                                                     25,163,371
                                                                                                   ------------
                       Total Senior Loan Interests (Cost $852,341,106)                              843,182,432
                                                                                                   ------------

                                           OTHER CORPORATE DEBT: 0.0%

                   Food Stores: 0.0%
  1,110,798 @(3)   New Almac's Inc. (formerly Almac's, Rhode Island supermarkets)
                     Senior Subordinated Note, December 2004                                              --
                                                                                                   ------------
                       Total Other Corporate Debt (Cost $848,197)                                         --
                                                                                                   ------------

                                    COMMON STOCK AND PREFERRED STOCK: 1.0%
Shares
------
                   Diversified Manufacturing: 0.0%
      2,633 @(2)   KDI Corp.-- common (defense and leisure products)                                      --
                                                                                                   ------------
                   Electronic Equipment: 0.2%
    164,951 @(R)   MICOM Communications Corp.-- common (wide area network products)                   1,938,174
                                                                                                   ------------
                   Miscellaneous Companies: 0.0%
     26,121 @(R)   General Acquatics, Inc.-- common (swimming pool manufacturer)                        156,700
                                                                                                   ------------
                   Restaurants: 0.5%
    413,980 @(R)   America's Favorite Chicken Co.-- common (quick service restaurant chain)           1,373,141
     24,848  (R)   America's Favorite Chicken Co.-- preferred (quick service restaurant chain)        2,484,800
     17,664 @      Flagstar, Inc.-- common (family restaurants, institutional
                     food service companies)                                                             61,824
                                                                                                   ------------
                                                                                                      3,919,765
                                                                                                   ------------
                   Textiles: 0.3%
     12,764 @(R)   Dan River (Braelan) Corp.-- common (diversified textiles)                          2,288,045
                                                                                                   ------------
                       Total Common Stock and Preferred Stock (Cost $4,462,495)                       8,302,684
                                                                                                   ------------


                              Pilgrim America Funds
                                       19

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               STOCK PURCHASE WARRANTS AND OTHER SECURITIES: 0.1%
Shares                                                                                                   Value
------                                                                                                   -----
         1 @(R)    Autotote Systems, Inc., Warrant representing 48,930 common shares
                     (designer and manufacturer of wagering equipment), Expires 10/30/03                $78,924
    19,000 @(R)    Covenant Care, Inc., Warrants representing 19,000 common shares
                     (long-term healthcare facilities)                                                   17,000
         1 @(R)    Cruise Ship, L.L.C., Warrant representing 4,105 voting shares
                     (cruise ship operator)                                                             129,446
         1 @(R)    Cruise Ship, L.L.C., Warrant representing 4,666 non-voting shares
                     (cruise ship operator)                                                             147,136
    26,606 @(R)(2) KDI Corp., Units of Trust (defense and leisure products)                               --
         1 @(R)    Staff Capital, L.P., Warrant to purchase 0.5% of the Common Limited
                     Partnership Units (payroll and human resource services), Expires 11/05/03          614,789
         1 @(R)    Staff Capital, L.P., Warrant to purchase 0.5% of the Preferred Limited
                     Partnership Units (payroll and human resource services), Expires 11/05/03           61,000
    45,000 @(R)(3) Victory Holding Corp., Warrants representing 45,000 common shares
                     (Rhode Island supermarkets), Expires 12/01/01                                        --
                                                                                                   ------------
                       Total Stock Purchase Warrants and Other Securities (Cost $61,100)              1,048,295
                                                                                                   ------------

                                          SHORT-TERM INVESTMENTS: 1.1%
Principal
 Amount                                                                                                Value
---------                                                                                              -----
                   U.S. Agency Discount Notes: 1.1%
$9,680,000         Federal Home Loan Mortgage Corporation, 5.35%, Due 06/03/96                        9,677,123
                                                                                                   ------------
                       Total Short-Term Investments (Cost $9,677,123)                                 9,677,123
                                                                                                   ------------

                   Total Investments (Cost $867,390,021)                                 99.7%      862,210,534
                   Cash and Other Assets in Excess of Liabilities - Net                   0.3         2,214,091
                                                                                        -----      ------------
                       Total Net Assets                                                 100.0%     $864,424,625
                                                                                        =====      ============

----------------------------
@    Non-income producing security
(R)  Restricted security
* Senior loan interests, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loan interests bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1) The borrower is restructuring and interest is being recognized as cash payments are received.
(2) The borrower filed for protection under chapter 7 of the U.S. Federal bankruptcy code and is in the process of developing a plan of liquidation.
(3) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.


                              Pilgrim America Funds

                        Pilgrim America Prime Rate Trust

--------------------------------------------------------------------------------
FUND ADVISOR AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Pilgrim America Investments, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424

SHAREHOLDER SERVICING AGENT
Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424
1-800-331-1080

INSTITUTIONAL INVESTORS AND ANALYSTS
Call 1-800-336-3436
     Ext. 8256

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141


                              Pilgrim America Funds

                              Pilgrim America Funds

                                 Masters Series
                                 --------------
                             Pilgrim America Masters
                            Asia-Pacific Equity Fund

                             Pilgrim America Masters
                                MidCap Value Fund

                             Pilgrim America Masters
                               LargeCap Value Fund

                                  Elite Series
                                  ------------
                                 Pilgrim America
                                  MagnaCap Fund

                                 Pilgrim America
                                 High Yield Fund

                               Pilgrim Government
                             Securities Income Fund


                                 Pilgrim America
                                      Funds

  "Our goal is for every investor to have a successful investment experience."

Prospectuses containing more complete information regarding the funds, including charges and expenses, may be obtained by calling Pilgrim America Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectuses carefully before you invest or send money.